Consolidated Statement of Changes in Stockholders Deficit (Parenthetical)	12 Months Ended
Dec. 31, 2021 $ / shares
Minimum [Member]
Conversion price per share	$ 0.0744
Maximum [Member]
Conversion price per share	$ 0.1540